Other Income/Expenses - Summary of Employee Benefits Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits expense [line items]
Total	₽ 39,599	₽ 42,539	₽ 40,577
Cost of sales [member]
Employee benefits expense [line items]
Wages and salaries	20,591	19,806	19,867
Social security costs	6,438	5,909	6,181
Post-employment benefits	142	126	157
Selling and distribution expenses [member]
Employee benefits expense [line items]
Wages and salaries	3,686	4,029	3,966
Social security costs	973	1,015	1,024
Post-employment benefits	0
Administrative and other operating expenses [member]
Employee benefits expense [line items]
Wages and salaries	6,259	9,510	7,631
Social security costs	₽ 1,510	₽ 2,144	₽ 1,751